Subsequent Events - Schedule of Parent Company Balance Sheets (Details) - Parent [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 14,411,389	$ 14,979,793
Short-term investment	5,256,000
Other current asset	67,529	16,000
Other receivable - intercompany	2,219,790	3,309,212
Total current assets	21,954,708	18,305,005
OTHER ASSETS
Intangible assets	1,500,000
Investment in subsidiary	37,324,008	37,876,525
Total other assets	38,824,008	37,876,525
Total assets	60,778,716	56,181,530
CURRENT LIABILITIES
Accounts payable	1,000,000	1,062,484
Other payables and accrued liabilities	300,007
Other payables - intercompany	9,569,397	9,569,397
Total current liabilities	10,869,404	10,631,881
Total liabilities	10,869,404	10,631,881
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized, no shares issued and outstanding as of December 31, 2024 and 2023, respectively
Ordinary shares, $0.00025 par value, 180,000,000 shares authorized, 20,491,340 and 6,191,340 shares issued, 18,569,340 and 4,269,340 shares outstanding as of December 31, 2024 and 2023, respectively	5,118	1,543
Treasury shares, at cost, 1,922,000 shares issued as of December 31, 2024 and 2023, respectively	(481)	(481)
Additional paid-in capital	29,712,151	22,442,726
Statutory reserves	155,313	153,037
Retained earnings	22,252,747	24,688,559
Accumulated other comprehensive loss	(2,215,536)	(1,735,735)
Total shareholders’ equity	49,909,312	45,549,649
Total liabilities and shareholders’ equity	$ 60,778,716	$ 56,181,530